Accounting policies - Adoption of IFRS 9 - Impact on Equity (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Initial adoption of IFRS 9
Equity, as originally presented	$ 123,287	$ 115,410	$ 105,227	$ 107,758
Balances, restated		114,745
Decrease in debt instruments had not been reclassified to Financial assets at amortized cost	1,326
Decrease in debt instruments had not been reclassified to Financial assets at amortized cost, net of tax	928
IFRS 9
Initial adoption of IFRS 9
Amount of financial assets reclassified to held to collect business model		75,418
Increase in shareholder's equity due to reclassification		2,287
Increase in shareholder's equity net of deferred tax		1,601
Total Shareholders' Equity Attributable to the Parent
Initial adoption of IFRS 9
Equity, as originally presented	123,255	115,381	105,172	107,700
Balances, restated		114,716
Valuation Adjustment
Initial adoption of IFRS 9
Equity, as originally presented	(985)	(1,177)	(1,596)	372
Balances, restated		437
Valuation Adjustment | Financial assets available for sale category
Initial adoption of IFRS 9
Equity, as originally presented		(1,533)
Allowance for impairment losses for debt instruments at FVTOCI		18
Income tax		(5)
Decrease in allowance net of tax		13
Valuation Adjustment | Financial assets available for sale category | Debt instruments.
Initial adoption of IFRS 9
Reclassifications of debt instruments from Available-for-sale to Amortized cost		1,601
Allowance for impairment losses for debt instruments at FVTOCI		(109)
Valuation Adjustment | Financial assets available for sale category | Equity instruments.
Initial adoption of IFRS 9
Reclassifications of financial instruments from Available-for-sale to FVTOCI		28
Valuation Adjustment | Financial assets at fair value through other comprehensive income category
Initial adoption of IFRS 9
Balances, restated		81
Valuation Adjustment | Financial assets at fair value through other comprehensive income category | Debt instruments.
Initial adoption of IFRS 9
Allowance for impairment losses for debt instruments at FVTOCI		109
Valuation Adjustment | Financial assets at fair value through other comprehensive income category | Equity instruments.
Initial adoption of IFRS 9
Reclassifications of financial instruments from Available-for-sale to FVTOCI		(28)
Accumulated Reserves
Initial adoption of IFRS 9
Equity, as originally presented	$ 79,227	72,838	$ 65,190	$ 68,235
Allowance for impairment losses for debt instruments at FVTOCI		(18)
Allowance for impairment losses		(3,270)
Provisions for off-balance sheet risk		32
Income tax		977
Balances, restated		$ 70,559